Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Interest Rate Risk (Detail) - Floating interest rate [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Effect on profit or loss if floating interest rate increases [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ (142)	¥ (140)
Effect on other comprehensive income if floating interest rate increases [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ 17	¥ 21